Cover Page	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Entity Central Index Key	0000719274
Entity Registrant Name	GIGA-TRONICS INCORPORATED
Amendment Flag	false
Document Type	S-1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false